Sales, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Sales, General and Administrative Expenses [Abstract]
Schedule of Sales, General and Administrative Expenses
	For the year ended December 31
	2025	2024	2023
	USD thousands
Salaries, wages and related expenses	1,055	925	1,769
Share-based payments (see also Note 10)	112	272	823
Reimbursement of legal fees	-	(86)	(116)
Other professional fees	1,060	772	1,005
Board member remuneration and insurance	487	627	818
Board member share-based payments (see also Note 10)	83	193	284
Maintenance expenses	59	62	196
Travel and car expenses	98	108	130
Depreciation	203	186	197
Other	88	124	131

	3,245	3,183	5,237